Balance Sheets - USD ($)	Feb. 28, 2023	Nov. 30, 2022	Nov. 30, 2021
Current assets:
Cash	$ 850,175	$ 1,172,581	$ 50,000
Due from Sponsor		13,000
Deferred offering costs			85,000
Other current assets	70,000	9,043
Total current assets	920,175	1,194,624	135,000
Cash and marketable securities held in Trust Account	88,991,765	88,102,610
Total assets	89,911,940	89,297,234	135,000
Current liabilities:
Accounts payable and accrued expenses	430,360	376,541
Accrued offering costs			40,000
Total current liabilities	430,360	376,541	115,000
Deferred underwriting compensation	3,018,750	3,018,750
Total liabilities	3,449,110	3,395,291	115,000
Commitments and contingencies (Note 6):
Temporary equity:
Class A common stock subject to possible redemption; 8,625,000 shares (at approximately $10.27 and $10.20 per share) as of February 28, 2023 and November 30, 2022	88,593,193	87,934,212
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital			24,784
Accumulated deficit	(2,130,626)	(2,032,532)	(5,000)
Total stockholders’ deficit	(2,130,363)	(2,032,269)	20,000
Total liabilities and stockholders’ deficit	89,911,940	89,297,234	135,000
Common Class A [Member]
Stockholders’ deficit:
Common stock value	47	47
Common Class B [Member]
Stockholders’ deficit:
Common stock value	216	216	216
Related Party [Member]
Current assets:
Due from Sponsor	$ 0	13,000
Current liabilities:
Advances from related parties			$ 75,000